Available-For-Sale Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Debt Securities, Available-for-sale [Abstract]
Available-For-Sale Marketable Securities
As of December 31, 2017, the fair value amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$1,409	6	—	$1,415
Corporate debentures - fixed and floating interest rate	11,951	5	—	11,956
	$13,360	11	—	$13,371